Note 5 - Segmental Financial Information - Summary of Reportable Segments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 06, 2025
Income from investment in leaseback vessels		$ 31,226	$ 23,947	$ 8,915
Total revenues		877,900	888,492	848,289
Voyage expenses		52,002	25,769	12,490
Voyage expenses-related parties		11,252	12,163	11,881
Vessels' operating expenses		162,481	157,919	160,868
Interest and finance costs		91,359	109,620	119,623
Segment profit		369,000	316,334	381,019
General and administrative expenses		10,099	13,303	9,682
General and administrative expenses - related parties		9,896	11,376	8,542
Management fees-related parties		28,917	28,641	27,480
Foreign exchange gains		2,269	(5,451)	2,145
Interest income		19,317	31,712	30,082
Other, net		966	1,396	1,832
Gain on derivative instruments, net		11,433	(5,861)	10,873
Net income from continuing operations		396,547	407,343	518,900
Income from equity method investments		0	12	764
Interest and finance costs		(91,359)	(109,620)	(119,623)
Segment profit		456,190	489,704	594,972
General and administrative expenses		(10,099)	(13,303)	(9,682)
General and administrative expenses - related parties		(9,896)	(11,376)	(8,542)
Gain on sales of vessels, net		0	0	117,544
Total Assets		3,862,662	5,148,687		$ 1,199,384
Operating Segments [Member]
Voyage revenue		846,674	864,545	839,374
Income from investment in leaseback vessels		31,226	23,947	8,915
Total revenues		877,900	888,492	848,289
Segment profit		411,474	438,855
General and administrative expenses		10,099	13,303	9,682
General and administrative expenses - related parties		9,896	11,376	8,542
Management fees-related parties		28,917	28,641	(27,480)
Foreign exchange gains		2,269	5,451	2,145
Interest income		19,317	31,712	30,082
Other, net		966	1,396	1,832
Gain on derivative instruments, net		11,433	(5,861)	10,873
Net income from continuing operations		396,547	407,343	518,900
Income from equity method investments			12	764
Segment profit	[1]			401,364
General and administrative expenses		(10,099)	(13,303)	(9,682)
General and administrative expenses - related parties		(9,896)	(11,376)	(8,542)
Gain on sales of vessels, net				117,544
Total Assets		3,862,662	5,148,687
Operating Segments [Member] | Container Vessels Segment [Member]
Voyage revenue		846,674	864,545	839,374
Income from investment in leaseback vessels		0	0	0
Total revenues		846,674	864,545	839,374
Voyage expenses	[1]	52,002	25,769	(12,490)
Voyage expenses-related parties	[1]	11,252	12,163	(11,881)
Vessels' operating expenses	[1]	162,481	157,919	(160,868)
Interest and finance costs	[1]	79,805	99,539	117,415
Other segment items (2)	[2]	(149,332)	(144,166)
Segment profit		391,802	424,989
Interest and finance costs	[1]	(79,805)	(99,539)	(117,415)
Other segment items (2)	[1],[2]			(142,063)
Segment profit	[1]			394,657
Total Assets		3,416,122	3,576,688
Operating Segments [Member] | Neptune Maritime Leasing Limited ("NML") [Member]
Voyage revenue		0	0	0
Income from investment in leaseback vessels		31,226	23,947	8,915
Total revenues		31,226	23,947	8,915
Voyage expenses	[1]	0	0	0
Voyage expenses-related parties	[1]	0	0	0
Vessels' operating expenses	[1]	0	0	0
Interest and finance costs	[1]	11,554	10,081	2,208
Other segment items (2)	[2]	0	0
Segment profit		19,672	13,866
Interest and finance costs	[1]	(11,554)	(10,081)	(2,208)
Other segment items (2)	[1],[2]			0
Segment profit	[1]			$ 6,707
Total Assets		446,540	333,108
Operating Segments [Member] | Continuing Operations [Member]
Total Assets		$ 3,862,662	3,909,796
Operating Segments [Member] | Discontinued Operations [Member]
Total Assets			$ 1,238,891

[1]	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.
[2]	Other segment items for the Container vessels segment include depreciation expense of the vessels and amortization of dry-docking and special survey costs.